Schedule of Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
General administration expenses	$ 10,119,252	$ 11,709,118
Salaries, wages, and consulting fees	3,476,160	3,940,024
Total	$ 13,595,412	$ 15,649,142